Schedule of disaggregated information of revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total revenue	$ 6,820,264	$ 4,011,005	$ 3,706,458
Property Management Service Common Area Management [Member]
Product Information [Line Items]
Total revenue	3,252,982	2,870,912	2,628,073
Property Management Service Security Management [Member]
Product Information [Line Items]
Total revenue	1,114,602	1,051,070	1,078,385
Property Management Services [Member]
Product Information [Line Items]
Total revenue	4,367,584	3,921,982	3,706,458
Holistic Wellness Consumer Products [Member]
Product Information [Line Items]
Total revenue	406,592	3,262
Wellness Therapies Service [Member]
Product Information [Line Items]
Total revenue	1,772,614	75,572
Stem Cell Treatment Service [Member]
Product Information [Line Items]
Total revenue	217,007
Licensing Service of Bio Energy Cabin [Member]
Product Information [Line Items]
Total revenue	53,347	7,299
Wellness Membership Program [Member]
Product Information [Line Items]
Total revenue	3,120	2,890
Holistic Wellness Consumer Products and Services [Member]
Product Information [Line Items]
Total revenue	$ 2,452,680	$ 89,023